T. ROWE PRICE Retirement 2050 Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 1 .0%
T. Rowe Price Funds:
New Income Fund  33,428 423 3,826 3,503,428 29,429
U.S. Treasury Long-Term Index
Fund  17,382 998 1,245 1,879,189 16,631
International Bond Fund (USD
Hedged)  11,446 2,145 3,389 1,134,340 10,130
Dynamic Global Bond Fund  13,506 1,148 6,210 842,553 8,299
Limited Duration Inflation
Focused Bond Fund  71,595 238 73,609 39,447 202
Total Bond Mutual Funds (Cost $ 73,759 ) 64,691
EQUITY MUTUAL FUNDS 95 .4%
T. Rowe Price Funds:
Value Fund  1,327,311 8,020 167,491 25,634,859 1,069,486
Growth Stock Fund (2) 966,435 49,222 30,395 13,348,991 964,999
Equity Index 500 Fund  701,695 27,711 71,703 5,897,465 614,752
Overseas Stock Fund  522,876 34,683 17,274 45,340,515 481,970
International Value Equity Fund  566,238 3,584 76,742 32,982,350 431,409
International Stock Fund  464,724 5,553 25,066 25,473,645 415,475
Real Assets Fund  282,196 47,498 16,889 20,951,203 282,213
Mid-Cap Value Fund  272,107 1,514 17,752 7,500,995 235,531
Mid-Cap Growth Fund (2) 247,590 1,763 8,700 2,550,222 234,671
U.S. Large-Cap Core Fund  139,053 91,013 7,410 7,140,242 218,491
U.S. Equity Research Fund  195,530 37,135 7,624 5,769,441 217,796
Emerging Markets Discovery
Stock Fund  203,880 4,008 7,376 15,030,211 188,779
Emerging Markets Stock Fund  197,417 1,130 14,781 4,851,776 173,500
Small-Cap Stock Fund  168,612 3,664 9,275 2,917,110 163,475
Small-Cap Value Fund  170,678 1,087 14,839 2,894,714 153,941
New Horizons Fund (2) 103,369 809 7,420 1,997,684 107,356
Total Equity Mutual Funds (Cost $ 4,981,939 ) 5,953,844
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  759 135,933 135,768 9,293 929
Total Other Mutual Funds (Cost $ 922 ) 929
T. ROWE PRICE Retirement 2050 Fund

T. ROWE PRICE Retirement 2050 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .6%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 181,100 275,595 232,500 224,194,768 224,195
Total Short-Term Investments (Cost $ 224,195 ) 224,195
Total Investments in Securities 100.0%
(Cost $5,280,815) $ 6,243,659
Other Assets Less Liabilities (0.0)% (2,478)
Net Assets 100.0% $ 6,241,181
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2050 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 22 MSCI EAFE Index contracts 9/22 (2,010) $ 16
Long, 181 S&P 500 E-Mini Index contracts 9/22 35,806 844
Short, 312 U.S. Treasury Notes five year contracts 12/22 (34,576) 119
Net payments (receipts) of variation margin to date (1,244)
Variation margin receivable (payable) on open futures contracts $ (265)

T. ROWE PRICE Retirement 2050 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 162 $ (145) $ 96
Emerging Markets Discovery Stock Fund  (867) (11,733) —
Emerging Markets Stock Fund  (1,917) (10,266) —
Equity Index 500 Fund  10,883 (42,951) 2,760
Growth Stock Fund  3,039 (20,263) —
International Bond Fund (USD Hedged)  (164) (72) 79
International Stock Fund  (2,080) (29,736) —
International Value Equity Fund  (4,444) (61,671) —
Limited Duration Inflation Focused Bond Fund  (2,607) 1,978 —
Mid-Cap Growth Fund  (150) (5,982) —
Mid-Cap Value Fund  1,382 (20,338) —
New Horizons Fund  (1,627) 10,598 —
New Income Fund  (301) (596) 210
Overseas Stock Fund  279 (58,315) —
Real Assets Fund  (812) (30,592) —
Small-Cap Stock Fund  (632) 474 —
Small-Cap Value Fund  447 (2,985) —
Transition Fund  396 5 70
U.S. Equity Research Fund  (486) (7,245) —
U.S. Large-Cap Core Fund  (129) (4,165) —
U.S. Treasury Long-Term Index Fund  (232) (504) 122
Value Fund  34,170 (98,354) —
U.S. Treasury Money Fund, 2.40% — — 875
Totals $ 34,310 # $ (392,858) $ 4,212 +
# Capital gain distributions from underlying Price funds represented $514 of the net realized gain
(loss).
+ Investment income comprised $4,212 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2050 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2050 Fund  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2050 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement 2050 Fund

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F166-054Q1 08/22